Statements of Cash Flows (USD $)	4 Months Ended	9 Months Ended		12 Months Ended	16 Months Ended	25 Months Ended
	Aug. 31, 2010	May 31, 2012	May 31, 2011	Aug. 31, 2011	Aug. 31, 2011	May 31, 2012
Cash flows from operating activities:
Net loss	$ (544)	$ (20,297)	$ (43,564)	$ (49,281)	$ (49,825)	$ (70,122)
Adjustments to reconcile net loss to net cash used in operating activities:
Share issued for compensation	150	0	0	0	150	150
Changes in operating assets and liabilities:
Accrued expenses	350	8,601	8,319	9,118	9,468	18,069
Net cash used in operating activities	(44)	(11,696)	(35,245)	(40,163)	(40,207)	(51,903)
Cash flows from financing activities:
Proceeds from shareholder advances		11,500	0			11,500
Captial contribution	100	0	0	0	100	100
Proceeds from sale of common stock	42,190	0	0	0	42,190	42,190
Net cash provided by financing activities	42,290	11,500	0	0	42,290	53,790
Net change in cash	42,246	(196)	(35,245)	(40,163)	2,083	1,887
Cash, beginning of period	0	2,083	42,246	42,246	0	0
Cash, end of period	42,246	1,887	7,001	2,083	2,083	1,887
Supplemental disclosure of cash flows information:
Interest paid	0	0	0	0	0	0
Income tax paid	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0